Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 75.8% of net assets

Equity Funds 29.5%
Global Real Estate 1.7%
Schwab Global Real Estate Fund	120,479	973,473
International 9.5%
Laudus International MarketMasters Fund	137,213	3,186,087
Schwab International Core Equity Fund	215,594	2,130,068
		5,316,155
Large-Cap 16.1%
Schwab Core Equity Fund	130,163	2,926,054
Schwab Dividend Equity Fund	6,153	89,962
Schwab S&P 500 Index Fund	121,389	5,992,993
		9,009,009
Mid-Cap 0.7%
Schwab U.S. Mid-Cap Index Fund	8,685	394,555
Small-Cap 1.5%
Schwab Small-Cap Equity Fund	48,165	805,795
		16,498,987

Fixed-Income Funds 42.7%
Inflation-Protected Bond 6.5%
Schwab Treasury Inflation Protected Securities Index Fund	319,118	3,669,860
Intermediate-Term Bond 26.1%
Schwab U.S. Aggregate Bond Index Fund	1,395,832	14,642,279
Short-Term Bond 10.1%
Schwab Short-Term Bond Index Fund	554,321	5,631,898
		23,944,037

Money Market Fund 3.6%
Schwab Variable Share Price Money Fund, Ultra Shares 1.62% (a)	2,030,823	2,031,839
Total Affiliated Underlying Funds
(Cost $37,229,016)		42,474,863

Unaffiliated Underlying Funds 23.2% of net assets

Equity Funds 6.3%
Large-Cap 5.7%
ClearBridge Large Cap Growth Fund, Class IS	29,567	1,627,674
Dodge & Cox Stock Fund	8,456	1,585,095
		3,212,769
Security	Number of Shares	Value ($)
Small-Cap 0.6%
ClearBridge Small Cap Growth Fund, Class IS *	7,882	301,403
		3,514,172

Fixed-Income Funds 16.9%
Intermediate-Term Bond 14.9%
Baird Aggregate Bond Fund, Institutional Class	249,203	2,843,412
Loomis Sayles Investment Grade Bond Fund, Class Y	44,848	517,095
Metropolitan West Total Return Bond Fund, Class I	449,179	4,999,364
		8,359,871
International Bond 2.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	104,577	1,135,706
		9,495,577
Total Unaffiliated Underlying Funds
(Cost $12,320,617)		13,009,749
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.3% of net assets

Time Deposits 1.3%
Citibank
0.95%, 02/03/20 (b)	154,532	154,532
JPMorgan Chase Bank
0.95%, 02/03/20 (b)	563,429	563,429
Total Short-Term Investments
(Cost $717,961)		717,961
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 01/31/20	Balance of Shares Held at 01/31/20	Distributions Received*
Laudus International MarketMasters Fund	$2,895,314	$322,326	($70,000)	($614)	$39,061	$3,186,087	137,213	$61,325
Schwab Core Equity Fund	2,718,520	240,909	(110,000)	(488)	77,113	2,926,054	130,163	80,909
Schwab Dividend Equity Fund	87,695	4,973	—	—	(2,706)	89,962	6,153	4,973
Schwab Global Real Estate Fund	961,884	43,100	—	—	(31,511)	973,473	120,479	43,101
Schwab International Core Equity Fund	1,983,635	181,462	—	—	(35,029)	2,130,068	215,594	71,462
Schwab S&P 500 Index Fund	5,446,654	513,122	(218,000)	2,499	248,718	5,992,993	121,389	113,122
Schwab Short-Term Bond Index Fund	5,052,710	551,204	—	—	27,984	5,631,898	554,321	30,503
Schwab Small-Cap Equity Fund	743,230	100,833	(39,000)	(18,321)	19,053	805,795	48,165	833
Schwab Treasury Inflation Protected Securities Index Fund	3,255,343	422,565	(67,000)	(2,261)	61,213	3,669,860	319,118	32,564
Schwab U.S. Aggregate Bond Index Fund	11,796,171	2,868,489	(163,000)	(537)	141,156	14,642,279	1,395,832	88,312
Schwab U.S. Mid-Cap Index Fund	375,464	9,491	—	—	9,600	394,555	8,685	9,491
Schwab Variable Share Price Money Fund, Ultra Shares	3,307,470	14,368	(1,290,000)	373	(372)	2,031,839	2,030,823	14,284
Total	$38,624,090	$5,272,842	($1,957,000)	($19,349)	$554,280	$42,474,863		$550,879
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$42,474,863	$—	$—	$42,474,863
Unaffiliated Underlying Funds[1]	13,009,749	—	—	13,009,749
Short-Term Investments[1]	—	717,961	—	717,961
Total	$55,484,612	$717,961	$—	$56,202,573
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 74.7% of net assets

Equity Funds 31.5%
Global Real Estate 1.9%
Schwab Global Real Estate Fund	191,181	1,544,745
International 10.5%
Laudus International MarketMasters Fund	214,320	4,976,516
Schwab International Core Equity Fund	337,910	3,338,547
		8,315,063
Large-Cap 16.7%
Schwab Core Equity Fund	191,841	4,312,585
Schwab Dividend Equity Fund	7,203	105,314
Schwab S&P 500 Index Fund	179,451	8,859,477
		13,277,376
Mid-Cap 0.8%
Schwab U.S. Mid-Cap Index Fund	13,489	612,820
Small-Cap 1.6%
Schwab Small-Cap Equity Fund	74,644	1,248,787
		24,998,791

Fixed-Income Funds 40.0%
Inflation-Protected Bond 6.2%
Schwab Treasury Inflation Protected Securities Index Fund	426,891	4,909,250
Intermediate-Term Bond 24.3%
Schwab U.S. Aggregate Bond Index Fund	1,838,944	19,290,521
Short-Term Bond 9.5%
Schwab Short-Term Bond Index Fund	736,231	7,480,112
		31,679,883

Money Market Fund 3.2%
Schwab Variable Share Price Money Fund, Ultra Shares 1.62% (a)	2,577,158	2,578,446
Total Affiliated Underlying Funds
(Cost $49,020,968)		59,257,120

Unaffiliated Underlying Funds 24.3% of net assets

Equity Funds 7.0%
Large-Cap 6.4%
ClearBridge Large Cap Growth Fund, Class IS	46,556	2,562,903
Dodge & Cox Stock Fund	13,412	2,514,059
		5,076,962
Security	Number of Shares	Value ($)
Small-Cap 0.6%
ClearBridge Small Cap Growth Fund, Class IS *	12,059	461,130
		5,538,092

Fixed-Income Funds 17.3%
Intermediate-Term Bond 15.2%
Baird Aggregate Bond Fund, Institutional Class	324,524	3,702,820
Loomis Sayles Investment Grade Bond Fund, Class Y	89,653	1,033,704
Metropolitan West Total Return Bond Fund, Class I	653,261	7,270,792
		12,007,316
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	154,557	1,678,485
		13,685,801
Total Unaffiliated Underlying Funds
(Cost $18,140,007)		19,223,893
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.4% of net assets

Time Deposits 2.4%
Australia & New Zealand Banking Group Ltd.
0.95%, 02/03/20 (b)	797,964	797,964
Citibank
0.95%, 02/03/20 (b)	797,964	797,964
JPMorgan Chase Bank
0.95%, 02/03/20 (b)	334,802	334,802
Total Short-Term Investments
(Cost $1,930,730)		1,930,730
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 01/31/20	Balance of Shares Held at 01/31/20	Distributions Received*
Laudus International MarketMasters Fund	$5,121,917	$102,059	($330,000)	$8,428	$74,112	$4,976,516	214,320	$102,059
Schwab Core Equity Fund	4,602,775	206,756	(632,000)	168,087	(33,033)	4,312,585	191,841	126,756
Schwab Dividend Equity Fund	237,989	5,823	(140,000)	15,616	(14,114)	105,314	7,203	5,822
Schwab Global Real Estate Fund	1,634,776	73,252	(110,000)	1,820	(55,103)	1,544,745	191,181	73,252
Schwab International Core Equity Fund	3,436,913	120,383	(166,000)	2,856	(55,605)	3,338,547	337,910	120,383
Schwab S&P 500 Index Fund	9,206,847	179,539	(960,000)	218,644	214,447	8,859,477	179,451	179,539
Schwab Short-Term Bond Index Fund	7,539,057	43,553	(140,000)	1,498	36,004	7,480,112	736,231	43,985
Schwab Small-Cap Equity Fund	1,389,668	1,394	(147,000)	7,371	(2,646)	1,248,787	74,644	1,394
Schwab Treasury Inflation Protected Securities Index Fund	4,928,698	46,716	(150,000)	3,627	80,209	4,909,250	426,891	46,716
Schwab U.S. Aggregate Bond Index Fund	17,696,214	1,405,527	—	—	188,780	19,290,521	1,838,944	126,709
Schwab U.S. Mid-Cap Index Fund	583,167	14,742	—	—	14,911	612,820	13,489	14,742
Schwab Variable Share Price Money Fund, Ultra Shares	4,837,629	21,015	(2,280,000)	794	(992)	2,578,446	2,577,158	20,271
Total	$61,215,650	$2,220,759	($5,055,000)	$428,741	$446,970	$59,257,120		$861,628
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$59,257,120	$—	$—	$59,257,120
Unaffiliated Underlying Funds[1]	19,223,893	—	—	19,223,893
Short-Term Investments[1]	—	1,930,730	—	1,930,730
Total	$78,481,013	$1,930,730	$—	$80,411,743
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 75.5% of net assets

Equity Funds 33.3%
Global Real Estate 2.0%
Schwab Global Real Estate Fund	1,355,608	10,953,311
International 11.4%
Laudus International MarketMasters Fund	1,638,150	38,037,838
Schwab International Core Equity Fund	2,562,779	25,320,256
		63,358,094
Large-Cap 17.5%
Laudus U.S. Large Cap Growth Fund	1	18
Schwab Core Equity Fund	1,383,507	31,101,247
Schwab Dividend Equity Fund	95,551	1,396,961
Schwab S&P 500 Index Fund	1,297,716	64,068,250
		96,566,476
Mid-Cap 0.8%
Schwab U.S. Mid-Cap Index Fund	97,873	4,446,385
Small-Cap 1.6%
Schwab Small-Cap Equity Fund	537,227	8,987,800
		184,312,066

Fixed-Income Funds 39.0%
Inflation-Protected Bond 6.0%
Schwab Treasury Inflation Protected Securities Index Fund	2,883,523	33,160,514
Intermediate-Term Bond 24.0%
Schwab U.S. Aggregate Bond Index Fund	12,604,195	132,218,008
Short-Term Bond 9.0%
Schwab Short-Term Bond Index Fund	4,909,475	49,880,267
		215,258,789

Money Market Fund 3.2%
Schwab Variable Share Price Money Fund, Ultra Shares 1.62% (a)	17,661,129	17,669,960
Total Affiliated Underlying Funds
(Cost $346,659,154)		417,240,815

Unaffiliated Underlying Funds 23.6% of net assets

Equity Funds 7.0%
International 0.0%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1	5
Security	Number of Shares	Value ($)
Large-Cap 6.4%
ClearBridge Large Cap Growth Fund, Class IS	337,063	18,555,341
Dodge & Cox Stock Fund	91,513	17,154,042
		35,709,383
Small-Cap 0.6%
ClearBridge Small Cap Growth Fund, Class IS *	85,562	3,271,878
		38,981,266

Fixed-Income Funds 16.6%
Intermediate-Term Bond 14.4%
Baird Aggregate Bond Fund, Institutional Class	2,087,550	23,818,948
Loomis Sayles Investment Grade Bond Fund, Class Y	618,742	7,134,099
Metropolitan West Total Return Bond Fund, Class I	4,384,929	48,804,264
		79,757,311
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	1,091,039	11,848,683
		91,605,994
Total Unaffiliated Underlying Funds
(Cost $122,815,305)		130,587,260
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Banco Santander
0.95%, 02/03/20 (b)	3,697,877	3,697,877
Total Short-Term Investment
(Cost $3,697,877)		3,697,877
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 01/31/20	Balance of Shares Held at 01/31/20	Distributions Received*
Laudus International MarketMasters Fund	$40,354,107	$805,592	($3,690,000)	($34,855)	$602,994	$38,037,838	1,638,150	$805,593
Laudus U.S. Large Cap Growth Fund	1,023,113	85,851	(1,126,845)	645,354	(627,455)	18	1	85,851
Schwab Core Equity Fund	34,762,217	982,450	(5,680,000)	783,880	252,700	31,101,247	1,383,507	982,449
Schwab Dividend Equity Fund	1,361,750	77,223	—	—	(42,012)	1,396,961	95,551	77,223
Schwab Global Real Estate Fund	12,461,685	558,391	(1,660,000)	80,656	(487,421)	10,953,311	1,355,608	558,391
Schwab International Core Equity Fund	27,044,335	974,296	(2,260,000)	(32,257)	(406,118)	25,320,256	2,562,779	974,296
Schwab S&P 500 Index Fund	66,191,930	1,350,641	(6,590,000)	1,469,643	1,646,036	64,068,250	1,297,716	1,350,641
Schwab Short-Term Bond Index Fund	45,506,292	4,137,837	—	—	236,138	49,880,267	4,909,475	270,509
Schwab Small-Cap Equity Fund	10,124,182	10,761	(1,190,000)	(38,995)	81,852	8,987,800	537,227	10,761
Schwab Treasury Inflation Protected Securities Index Fund	27,550,743	5,141,135	—	—	468,636	33,160,514	2,883,523	261,135
Schwab U.S. Aggregate Bond Index Fund	109,012,348	22,026,004	—	—	1,179,656	132,218,008	12,604,195	783,280
Schwab U.S. Mid-Cap Index Fund	5,143,346	106,962	(950,000)	91,849	54,228	4,446,385	97,873	106,961
Schwab Variable Share Price Money Fund, Ultra Shares	29,511,748	128,200	(11,970,000)	2,324	(2,312)	17,669,960	17,661,129	127,456
Total	$410,047,796	$36,385,343	($35,116,845)	$2,967,599	$2,956,922	$417,240,815		$6,394,546
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$417,240,815	$—	$—	$417,240,815
Unaffiliated Underlying Funds[1]	130,587,260	—	—	130,587,260
Short-Term Investment[1]	—	3,697,877	—	3,697,877
Total	$547,828,075	$3,697,877	$—	$551,525,952
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 73.2% of net assets

Equity Funds 45.6%
Global Real Estate 2.7%
Schwab Global Real Estate Fund	2,015,228	16,283,040
International 15.6%
Laudus International MarketMasters Fund	2,437,402	56,596,480
Schwab International Core Equity Fund	3,786,161	37,407,272
		94,003,752
Large-Cap 23.7%
Laudus U.S. Large Cap Growth Fund	239,439	5,509,483
Schwab Core Equity Fund	2,361,179	53,079,312
Schwab Dividend Equity Fund	145,013	2,120,090
Schwab S&P 500 Index Fund	1,668,756	82,386,496
		143,095,381
Mid-Cap 1.1%
Schwab U.S. Mid-Cap Index Fund	146,529	6,656,798
Small-Cap 2.5%
Schwab Small-Cap Equity Fund	912,088	15,259,235
		275,298,206

Fixed-Income Funds 25.5%
Inflation-Protected Bond 2.3%
Schwab Treasury Inflation Protected Securities Index Fund	1,217,709	14,003,657
Intermediate-Term Bond 16.9%
Schwab U.S. Aggregate Bond Index Fund	9,716,081	101,921,694
Short-Term Bond 6.3%
Schwab Short-Term Bond Index Fund	3,705,238	37,645,217
		153,570,568

Money Market Fund 2.1%
Schwab Variable Share Price Money Fund, Ultra Shares 1.62% (a)	12,588,148	12,594,442
Total Affiliated Underlying Funds
(Cost $376,315,535)		441,463,216

Unaffiliated Underlying Funds 25.8% of net assets

Equity Funds 9.2%
International 0.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	534,633	4,940,010
Security	Number of Shares	Value ($)
Large-Cap 7.5%
ClearBridge Large Cap Growth Fund, Class IS	380,182	20,929,020
Dodge & Cox Stock Fund	129,677	24,307,973
		45,236,993
Small-Cap 0.9%
ClearBridge Small Cap Growth Fund, Class IS *	141,347	5,405,116
		55,582,119

Fixed-Income Funds 16.6%
Intermediate-Term Bond 12.5%
Baird Aggregate Bond Fund, Institutional Class	1,226,637	13,995,932
Loomis Sayles Investment Grade Bond Fund, Class Y	1,244,705	14,351,449
Metropolitan West Total Return Bond Fund, Class I	4,230,637	47,086,987
		75,434,368
International Bond 4.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	2,258,598	24,528,377
		99,962,745
Total Unaffiliated Underlying Funds
(Cost $147,852,836)		155,544,864
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.0% of net assets

Time Deposits 1.0%
Australia & New Zealand Banking Group Ltd.
0.95%, 02/03/20 (b)	6,084,171	6,084,171
JPMorgan Chase Bank
0.95%, 02/03/20 (b)	94,939	94,939
Total Short-Term Investments
(Cost $6,179,110)		6,179,110
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 01/31/20	Balance of Shares Held at 01/31/20	Distributions Received*
Laudus International MarketMasters Fund	$56,558,130	$1,140,281	($1,910,000)	($343,352)	$1,151,421	$56,596,480	2,437,402	$1,140,280
Laudus U.S. Large Cap Growth Fund	6,728,398	564,592	(1,990,000)	781,432	(574,939)	5,509,483	239,439	564,591
Schwab Core Equity Fund	53,527,691	1,548,243	(3,520,000)	3,169	1,520,209	53,079,312	2,361,179	1,548,244
Schwab Dividend Equity Fund	2,066,652	117,197	—	—	(63,759)	2,120,090	145,013	117,197
Schwab Global Real Estate Fund	16,958,713	759,896	(880,000)	10,794	(566,363)	16,283,040	2,015,228	759,896
Schwab International Core Equity Fund	37,091,229	1,336,244	(400,000)	(54,808)	(565,393)	37,407,272	3,786,161	1,336,245
Schwab S&P 500 Index Fund	81,277,045	1,640,602	(4,320,000)	710,481	3,078,368	82,386,496	1,668,756	1,640,602
Schwab Short-Term Bond Index Fund	33,442,382	4,027,659	—	—	175,176	37,645,217	3,705,238	199,637
Schwab Small-Cap Equity Fund	15,913,251	17,038	(740,000)	(270,659)	339,605	15,259,235	912,088	17,038
Schwab Treasury Inflation Protected Securities Index Fund	10,429,385	3,386,591	—	—	187,681	14,003,657	1,217,709	106,591
Schwab U.S. Aggregate Bond Index Fund	82,065,620	18,920,600	—	—	935,474	101,921,694	9,716,081	606,373
Schwab U.S. Mid-Cap Index Fund	6,334,698	160,134	—	—	161,966	6,656,798	146,529	160,134
Schwab Variable Share Price Money Fund, Ultra Shares	21,391,508	92,926	(8,890,000)	1,522	(1,514)	12,594,442	12,588,148	92,386
Total	$423,784,702	$33,712,003	($22,650,000)	$838,579	$5,777,932	$441,463,216		$8,289,214
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$441,463,216	$—	$—	$441,463,216
Unaffiliated Underlying Funds[1]	155,544,864	—	—	155,544,864
Short-Term Investments[1]	—	6,179,110	—	6,179,110
Total	$597,008,080	$6,179,110	$—	$603,187,190
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 72.8% of net assets

Equity Funds 54.3%
Global Real Estate 3.2%
Schwab Global Real Estate Fund	4,111,073	33,217,471
International 18.5%
Laudus International MarketMasters Fund	4,944,774	114,817,644
Schwab International Core Equity Fund	7,694,090	76,017,609
		190,835,253
Large-Cap 28.0%
Laudus U.S. Large Cap Growth Fund	913,345	21,016,057
Schwab Core Equity Fund	4,694,593	105,534,447
Schwab Dividend Equity Fund	726,013	10,614,311
Schwab S&P 500 Index Fund	3,054,303	150,790,936
		287,955,751
Mid-Cap 1.3%
Schwab U.S. Mid-Cap Index Fund	292,633	13,294,336
Small-Cap 3.3%
Schwab Small-Cap Equity Fund	1,998,240	33,430,557
		558,733,368

Fixed-Income Funds 16.9%
Inflation-Protected Bond 0.4%
Schwab Treasury Inflation Protected Securities Index Fund	377,391	4,340,000
Intermediate-Term Bond 12.1%
Schwab U.S. Aggregate Bond Index Fund	11,835,831	124,157,869
Short-Term Bond 4.4%
Schwab Short-Term Bond Index Fund	4,505,059	45,771,403
		174,269,272

Money Market Fund 1.6%
Schwab Variable Share Price Money Fund, Ultra Shares 1.62% (a)	16,578,363	16,586,653
Total Affiliated Underlying Funds
(Cost $586,823,731)		749,589,293

Unaffiliated Underlying Funds 26.4% of net assets

Equity Funds 11.2%
International 1.7%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,886,862	17,434,609
Security	Number of Shares	Value ($)
Large-Cap 8.3%
ClearBridge Large Cap Growth Fund, Class IS	682,924	37,594,969
Dodge & Cox Stock Fund	255,827	47,954,709
		85,549,678
Small-Cap 1.2%
ClearBridge Small Cap Growth Fund, Class IS *	322,561	12,334,751
		115,319,038

Fixed-Income Funds 15.2%
Intermediate-Term Bond 10.6%
Baird Aggregate Bond Fund, Institutional Class	1,200,791	13,701,029
Loomis Sayles Investment Grade Bond Fund, Class Y	2,594,238	29,911,566
Metropolitan West Total Return Bond Fund, Class I	5,933,158	66,036,051
		109,648,646
International Bond 4.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	4,338,297	47,113,903
		156,762,549
Total Unaffiliated Underlying Funds
(Cost $260,161,137)		272,081,587
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
JPMorgan Chase Bank
0.95%, 02/03/20 (b)	5,579,004	5,579,004
Total Short-Term Investment
(Cost $5,579,004)		5,579,004
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 01/31/20	Balance of Shares Held at 01/31/20	Distributions Received*
Laudus International MarketMasters Fund	$114,060,550	$2,321,075	($3,210,000)	($409,064)	$2,055,083	$114,817,644	4,944,774	$2,321,075
Laudus U.S. Large Cap Growth Fund	22,578,525	1,894,602	(4,150,000)	1,442,792	(749,862)	21,016,057	913,345	1,894,602
Schwab Core Equity Fund	104,714,833	3,063,115	(5,270,000)	90,570	2,935,929	105,534,447	4,694,593	3,063,115
Schwab Dividend Equity Fund	11,389,803	645,901	(1,070,000)	14,202	(365,595)	10,614,311	726,013	645,901
Schwab Global Real Estate Fund	34,719,157	1,555,717	(1,920,000)	26,579	(1,163,982)	33,217,471	4,111,073	1,555,717
Schwab International Core Equity Fund	75,878,157	2,733,579	(1,340,000)	(228,175)	(1,025,952)	76,017,609	7,694,090	2,733,579
Schwab S&P 500 Index Fund	147,472,503	3,009,164	(6,660,000)	985,959	5,983,310	150,790,936	3,054,303	3,009,164
Schwab Short-Term Bond Index Fund	41,847,840	3,706,339	—	—	217,224	45,771,403	4,505,059	248,799
Schwab Small-Cap Equity Fund	34,020,480	37,327	(750,000)	(33,185)	155,935	33,430,557	1,998,240	37,327
Schwab Treasury Inflation Protected Securities Index Fund	—	4,340,000	—	—	—	4,340,000	377,391	—
Schwab U.S. Aggregate Bond Index Fund	104,917,645	18,051,993	—	—	1,188,231	124,157,869	11,835,831	769,286
Schwab U.S. Mid-Cap Index Fund	12,651,067	319,804	—	—	323,465	13,294,336	292,633	319,804
Schwab Variable Share Price Money Fund, Ultra Shares	26,491,561	115,081	(10,020,000)	1,598	(1,587)	16,586,653	16,578,363	114,412
Total	$730,742,121	$41,793,697	($34,390,000)	$1,891,276	$9,552,199	$749,589,293		$16,712,781
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$749,589,293	$—	$—	$749,589,293
Unaffiliated Underlying Funds[1]	272,081,587	—	—	272,081,587
Short-Term Investment[1]	—	5,579,004	—	5,579,004
Total	$1,021,670,880	$5,579,004	$—	$1,027,249,884
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 74.4% of net assets

Equity Funds 61.1%
Global Real Estate 3.7%
Schwab Global Real Estate Fund	2,289,240	18,497,056
International 20.7%
Laudus International MarketMasters Fund	2,697,529	62,636,614
Schwab International Core Equity Fund	4,195,259	41,449,161
		104,085,775
Large-Cap 31.5%
Laudus U.S. Large Cap Growth Fund	712,582	16,396,508
Schwab Core Equity Fund	2,542,711	57,160,142
Schwab Dividend Equity Fund	570,093	8,334,767
Schwab S&P 500 Index Fund	1,545,129	76,283,029
		158,174,446
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	158,265	7,189,986
Small-Cap 3.8%
Schwab Small-Cap Equity Fund	1,149,492	19,230,999
		307,178,262

Fixed-Income Funds 12.2%
Intermediate-Term Bond 9.0%
Schwab U.S. Aggregate Bond Index Fund	4,338,999	45,516,100
Short-Term Bond 3.2%
Schwab Short-Term Bond Index Fund	1,576,459	16,016,824
		61,532,924

Money Market Fund 1.1%
Schwab Variable Share Price Money Fund, Ultra Shares 1.62% (a)	5,489,567	5,492,312
Total Affiliated Underlying Funds
(Cost $310,924,011)		374,203,498

Unaffiliated Underlying Funds 24.8% of net assets

Equity Funds 12.5%
International 2.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,421,148	13,131,405
Security	Number of Shares	Value ($)
Large-Cap 8.5%
ClearBridge Large Cap Growth Fund, Class IS	321,254	17,685,022
Dodge & Cox Stock Fund	134,795	25,267,234
		42,952,256
Small-Cap 1.4%
ClearBridge Small Cap Growth Fund, Class IS *	179,402	6,860,339
		62,944,000

Fixed-Income Funds 12.3%
Intermediate-Term Bond 8.7%
Baird Aggregate Bond Fund, Institutional Class	334,846	3,820,598
Loomis Sayles Investment Grade Bond Fund, Class Y	1,243,205	14,334,157
Metropolitan West Total Return Bond Fund, Class I	2,279,746	25,373,576
		43,528,331
International Bond 3.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	1,669,704	18,132,988
		61,661,319
Total Unaffiliated Underlying Funds
(Cost $119,500,128)		124,605,319
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.0% of net assets

Time Deposits 1.0%
Citibank
0.95%, 02/03/20 (b)	5,096,693	5,096,693
JPMorgan Chase Bank
0.95%, 02/03/20 (b)	188,635	188,635
Total Short-Term Investments
(Cost $5,285,328)		5,285,328
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 01/31/20	Balance of Shares Held at 01/31/20	Distributions Received*
Laudus International MarketMasters Fund	$60,904,081	$1,239,367	($370,000)	($63,371)	$926,537	$62,636,614	2,697,529	$1,239,368
Laudus U.S. Large Cap Growth Fund	16,567,813	1,390,233	(2,070,000)	334,360	174,102	16,396,508	712,582	1,390,233
Schwab Core Equity Fund	55,646,758	1,628,170	(1,690,000)	969	1,574,245	57,160,142	2,542,711	1,628,170
Schwab Dividend Equity Fund	8,124,685	460,741	—	—	(250,659)	8,334,767	570,093	460,740
Schwab Global Real Estate Fund	18,642,442	835,342	(370,000)	2,860	(613,588)	18,497,056	2,289,240	835,342
Schwab International Core Equity Fund	41,017,479	1,477,692	(370,000)	(56,138)	(619,872)	41,449,161	4,195,259	1,477,692
Schwab S&P 500 Index Fund	73,858,143	1,483,335	(2,500,000)	353,318	3,088,233	76,283,029	1,545,129	1,483,335
Schwab Short-Term Bond Index Fund	14,485,816	1,455,454	—	—	75,554	16,016,824	1,576,459	86,308
Schwab Small-Cap Equity Fund	19,559,286	21,472	(420,000)	(149,248)	219,489	19,230,999	1,149,492	21,472
Schwab U.S. Aggregate Bond Index Fund	36,869,413	8,244,687	—	—	402,000	45,516,100	4,338,999	267,194
Schwab U.S. Mid-Cap Index Fund	6,842,087	172,960	—	—	174,939	7,189,986	158,265	172,960
Schwab Variable Share Price Money Fund, Ultra Shares	9,182,420	39,889	(3,730,000)	372	(369)	5,492,312	5,489,567	39,657
Total	$361,700,423	$18,449,342	($11,520,000)	$423,122	$5,150,611	$374,203,498		$9,102,471
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$374,203,498	$—	$—	$374,203,498
Unaffiliated Underlying Funds[1]	124,605,319	—	—	124,605,319
Short-Term Investments[1]	—	5,285,328	—	5,285,328
Total	$498,808,817	$5,285,328	$—	$504,094,145
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 75.8% of net assets

Equity Funds 66.7%
Global Real Estate 4.0%
Schwab Global Real Estate Fund	5,138,159	41,516,324
International 22.7%
Laudus International MarketMasters Fund	6,122,293	142,159,639
Schwab International Core Equity Fund	9,585,424	94,703,988
		236,863,627
Large-Cap 34.0%
Laudus U.S. Large Cap Growth Fund	2,056,762	47,326,098
Schwab Core Equity Fund	5,627,428	126,504,577
Schwab Dividend Equity Fund	1,579,369	23,090,371
Schwab S&P 500 Index Fund	3,221,135	159,027,423
		355,948,469
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	343,180	15,590,653
Small-Cap 4.5%
Schwab Small-Cap Equity Fund	2,804,279	46,915,594
		696,834,667

Fixed-Income Funds 8.5%
Intermediate-Term Bond 6.3%
Schwab U.S. Aggregate Bond Index Fund	6,248,975	65,551,743
Short-Term Bond 2.2%
Schwab Short-Term Bond Index Fund	2,298,202	23,349,735
		88,901,478

Money Market Fund 0.6%
Schwab Variable Share Price Money Fund, Ultra Shares 1.62% (a)	6,844,826	6,848,248
Total Affiliated Underlying Funds
(Cost $607,625,625)		792,584,393

Unaffiliated Underlying Funds 23.4% of net assets

Equity Funds 13.8%
International 3.5%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	3,902,318	36,057,418
Security	Number of Shares	Value ($)
Large-Cap 8.7%
ClearBridge Large Cap Growth Fund, Class IS	609,493	33,552,576
Dodge & Cox Stock Fund	307,702	57,678,733
		91,231,309
Small-Cap 1.6%
ClearBridge Small Cap Growth Fund, Class IS *	443,069	16,942,959
		144,231,686

Fixed-Income Funds 9.6%
Intermediate-Term Bond 6.9%
Baird Aggregate Bond Fund, Institutional Class	442,872	5,053,165
Loomis Sayles Investment Grade Bond Fund, Class Y	2,362,768	27,242,714
Metropolitan West Total Return Bond Fund, Class I	3,586,506	39,917,813
		72,213,692
International Bond 2.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	2,562,562	27,829,420
		100,043,112
Total Unaffiliated Underlying Funds
(Cost $236,028,405)		244,274,798
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Banco Santander
0.95%, 02/03/20 (b)	3,888,442	3,888,442
Total Short-Term Investment
(Cost $3,888,442)		3,888,442
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 01/31/20	Balance of Shares Held at 01/31/20	Distributions Received*
Laudus International MarketMasters Fund	$140,453,404	$2,858,157	($3,180,000)	($576,942)	$2,605,020	$142,159,639	6,122,293	$2,858,156
Laudus U.S. Large Cap Growth Fund	48,618,750	4,079,681	(6,790,000)	1,302,506	115,161	47,326,098	2,056,762	4,079,681
Schwab Core Equity Fund	125,474,027	3,652,881	(6,170,000)	16,844	3,530,825	126,504,577	5,627,428	3,652,881
Schwab Dividend Equity Fund	23,122,489	1,311,246	(630,000)	(11,528)	(701,836)	23,090,371	1,579,369	1,311,246
Schwab Global Real Estate Fund	42,514,092	1,904,997	(1,510,000)	24,295	(1,417,060)	41,516,324	5,138,159	1,904,997
Schwab International Core Equity Fund	92,910,361	3,347,179	—	—	(1,553,552)	94,703,988	9,585,424	3,347,179
Schwab S&P 500 Index Fund	153,253,679	3,127,128	(4,510,000)	349,618	6,806,998	159,027,423	3,221,135	3,127,129
Schwab Short-Term Bond Index Fund	20,806,043	2,440,198	—	—	103,494	23,349,735	2,298,202	121,387
Schwab Small-Cap Equity Fund	46,725,134	52,385	—	—	138,075	46,915,594	2,804,279	52,384
Schwab U.S. Aggregate Bond Index Fund	52,449,147	12,492,931	—	—	609,665	65,551,743	6,248,975	386,468
Schwab U.S. Mid-Cap Index Fund	14,836,274	375,044	—	—	379,335	15,590,653	343,180	375,044
Schwab Variable Share Price Money Fund, Ultra Shares	12,553,710	54,534	(5,760,000)	1,650	(1,646)	6,848,248	6,844,826	54,217
Total	$773,717,110	$35,696,361	($28,550,000)	$1,106,443	$10,614,479	$792,584,393		$21,270,769
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$792,584,393	$—	$—	$792,584,393
Unaffiliated Underlying Funds[1]	244,274,798	—	—	244,274,798
Short-Term Investment[1]	—	3,888,442	—	3,888,442
Total	$1,036,859,191	$3,888,442	$—	$1,040,747,633
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 78.2% of net assets

Equity Funds 72.3%
Global Real Estate 4.4%
Schwab Global Real Estate Fund	940,401	7,598,442
International 24.4%
Laudus International MarketMasters Fund	1,098,570	25,508,806
Schwab International Core Equity Fund	1,687,925	16,676,700
		42,185,506
Large-Cap 37.0%
Laudus U.S. Large Cap Growth Fund	466,611	10,736,726
Schwab Core Equity Fund	982,128	22,078,235
Schwab Dividend Equity Fund	323,436	4,728,637
Schwab S&P 500 Index Fund	538,809	26,601,006
		64,144,604
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	61,869	2,810,728
Small-Cap 4.9%
Schwab Small-Cap Equity Fund	511,699	8,560,722
		125,300,002

Fixed-Income Funds 5.6%
Intermediate-Term Bond 4.2%
Schwab U.S. Aggregate Bond Index Fund	702,169	7,365,749
Short-Term Bond 1.4%
Schwab Short-Term Bond Index Fund	237,431	2,412,294
		9,778,043

Money Market Fund 0.3%
Schwab Variable Share Price Money Fund, Ultra Shares 1.62% (a)	422,821	423,033
Total Affiliated Underlying Funds
(Cost $122,999,064)		135,501,078

Unaffiliated Underlying Funds 21.0% of net assets

Equity Funds 14.6%
International 4.4%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	826,291	7,634,932
Security	Number of Shares	Value ($)
Large-Cap 8.5%
ClearBridge Large Cap Growth Fund, Class IS	83,423	4,592,457
Dodge & Cox Stock Fund	54,040	10,129,709
		14,722,166
Small-Cap 1.7%
ClearBridge Small Cap Growth Fund, Class IS *	78,306	2,994,407
		25,351,505

Fixed-Income Funds 6.4%
Intermediate-Term Bond 4.6%
Baird Aggregate Bond Fund, Institutional Class	32,864	374,981
Loomis Sayles Investment Grade Bond Fund, Class Y	313,105	3,610,106
Metropolitan West Total Return Bond Fund, Class I	365,739	4,070,675
		8,055,762
International Bond 1.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	283,789	3,081,947
		11,137,709
Total Unaffiliated Underlying Funds
(Cost $35,728,097)		36,489,214
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Citibank
0.95%, 02/03/20 (b)	1,019,857	1,019,857
Total Short-Term Investment
(Cost $1,019,857)		1,019,857
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 01/31/20	Balance of Shares Held at 01/31/20	Distributions Received*
Laudus International MarketMasters Fund	$23,910,113	$1,272,081	$—	$—	$326,612	$25,508,806	1,098,570	$492,081
Laudus U.S. Large Cap Growth Fund	9,771,857	819,973	(155,000)	6,669	293,227	10,736,726	466,611	819,973
Schwab Core Equity Fund	20,871,037	621,169	—	—	586,029	22,078,235	982,128	621,169
Schwab Dividend Equity Fund	4,609,450	261,396	—	—	(142,209)	4,728,637	323,436	261,396
Schwab Global Real Estate Fund	7,507,982	336,423	—	—	(245,963)	7,598,442	940,401	336,422
Schwab International Core Equity Fund	15,675,852	1,284,659	—	—	(283,811)	16,676,700	1,687,925	584,659
Schwab S&P 500 Index Fund	24,345,193	1,118,658	—	—	1,137,155	26,601,006	538,809	508,659
Schwab Short-Term Bond Index Fund	2,096,302	303,109	—	—	12,883	2,412,294	237,431	13,247
Schwab Small-Cap Equity Fund	8,357,484	179,559	—	—	23,679	8,560,722	511,699	9,558
Schwab U.S. Aggregate Bond Index Fund	5,695,409	1,601,404	—	—	68,936	7,365,749	702,169	41,774
Schwab U.S. Mid-Cap Index Fund	2,674,726	67,614	—	—	68,388	2,810,728	61,869	67,614
Schwab Variable Share Price Money Fund, Ultra Shares	1,078,348	4,684	(660,000)	196	(195)	423,033	422,821	4,657
Total	$126,593,753	$7,870,729	($815,000)	$6,865	$1,844,731	$135,501,078		$3,761,209
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$135,501,078	$—	$—	$135,501,078
Unaffiliated Underlying Funds[1]	36,489,214	—	—	36,489,214
Short-Term Investment[1]	—	1,019,857	—	1,019,857
Total	$171,990,292	$1,019,857	$—	$173,010,149
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 78.9% of net assets

Equity Funds 75.0%
Global Real Estate 4.5%
Schwab Global Real Estate Fund	960,747	7,762,836
International 25.3%
Laudus International MarketMasters Fund	1,132,455	26,295,594
Schwab International Core Equity Fund	1,744,530	17,235,960
		43,531,554
Large-Cap 38.3%
Laudus U.S. Large Cap Growth Fund	510,682	11,750,794
Schwab Core Equity Fund	1,010,260	22,710,637
Schwab Dividend Equity Fund	348,685	5,097,768
Schwab S&P 500 Index Fund	535,994	26,462,033
		66,021,232
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	61,926	2,813,304
Small-Cap 5.3%
Schwab Small-Cap Equity Fund	541,735	9,063,221
		129,192,147

Fixed-Income Funds 3.9%
Intermediate-Term Bond 2.9%
Schwab U.S. Aggregate Bond Index Fund	469,395	4,923,957
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	166,997	1,696,684
		6,620,641

Money Market Fund 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 1.62% (a)	27,382	27,396
Total Affiliated Underlying Funds
(Cost $123,820,163)		135,840,184

Unaffiliated Underlying Funds 20.3% of net assets

Equity Funds 15.4%
International 5.0%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	932,560	8,616,858
Security	Number of Shares	Value ($)
Large-Cap 8.5%
ClearBridge Large Cap Growth Fund, Class IS	78,515	4,322,223
Dodge & Cox Stock Fund	55,223	10,351,590
		14,673,813
Small-Cap 1.9%
ClearBridge Small Cap Growth Fund, Class IS *	86,600	3,311,593
		26,602,264

Fixed-Income Funds 4.9%
Intermediate-Term Bond 3.7%
Baird Aggregate Bond Fund, Institutional Class	21,798	248,719
Loomis Sayles Investment Grade Bond Fund, Class Y	254,916	2,939,177
Metropolitan West Total Return Bond Fund, Class I	278,283	3,097,292
		6,285,188
International Bond 1.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	190,733	2,071,365
		8,356,553
Total Unaffiliated Underlying Funds
(Cost $34,413,490)		34,958,817
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.5% of net assets

Time Deposit 0.5%
Citibank
0.95%, 02/03/20 (b)	891,195	891,195
Total Short-Term Investment
(Cost $891,195)		891,195
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 01/31/20	Balance of Shares Held at 01/31/20	Distributions Received*
Laudus International MarketMasters Fund	$24,584,626	$1,376,793	$—	$—	$334,175	$26,295,594	1,132,455	$506,793
Laudus U.S. Large Cap Growth Fund	10,892,497	914,008	(390,000)	19,221	315,068	11,750,794	510,682	914,008
Schwab Core Equity Fund	21,314,438	798,962	—	—	597,237	22,710,637	1,010,260	638,961
Schwab Dividend Equity Fund	4,969,277	281,800	—	—	(153,309)	5,097,768	348,685	281,801
Schwab Global Real Estate Fund	7,550,419	463,701	—	—	(251,284)	7,762,836	960,747	343,701
Schwab International Core Equity Fund	16,318,911	1,206,816	—	—	(289,767)	17,235,960	1,744,530	597,816
Schwab S&P 500 Index Fund	24,190,315	1,133,002	—	—	1,138,716	26,462,033	535,994	506,002
Schwab Short-Term Bond Index Fund	1,678,637	9,697	—	—	8,350	1,696,684	166,997	9,794
Schwab Small-Cap Equity Fund	8,852,260	189,924	—	—	21,037	9,063,221	541,735	9,924
Schwab U.S. Aggregate Bond Index Fund	4,110,083	769,322	—	—	44,552	4,923,957	469,395	29,574
Schwab U.S. Mid-Cap Index Fund	2,677,178	67,675	—	—	68,451	2,813,304	61,926	67,676
Schwab Variable Share Price Money Fund, Ultra Shares	694,379	3,017	(670,000)	152	(152)	27,396	27,382	2,999
Total	$127,833,020	$7,214,717	($1,060,000)	$19,373	$1,833,074	$135,840,184		$3,909,049
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$135,840,184	$—	$—	$135,840,184
Unaffiliated Underlying Funds[1]	34,958,817	—	—	34,958,817
Short-Term Investment[1]	—	891,195	—	891,195
Total	$170,799,001	$891,195	$—	$171,690,196
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 80.0% of net assets

Equity Funds 77.3%
Global Real Estate 4.6%
Schwab Global Real Estate Fund	585,275	4,729,021
International 26.0%
Laudus International MarketMasters Fund	688,353	15,983,566
Schwab International Core Equity Fund	1,079,669	10,667,131
		26,650,697
Large-Cap 39.5%
Laudus U.S. Large Cap Growth Fund	346,620	7,975,730
Schwab Core Equity Fund	610,158	13,716,354
Schwab Dividend Equity Fund	234,584	3,429,623
Schwab S&P 500 Index Fund	310,930	15,350,600
		40,472,307
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	36,536	1,659,852
Small-Cap 5.5%
Schwab Small-Cap Equity Fund	337,565	5,647,466
		79,159,343

Fixed-Income Funds 2.7%
Intermediate-Term Bond 2.0%
Schwab U.S. Aggregate Bond Index Fund	193,193	2,026,596
Short-Term Bond 0.7%
Schwab Short-Term Bond Index Fund	77,475	787,146
		2,813,742
Total Affiliated Underlying Funds
(Cost $75,234,841)		81,973,085

Unaffiliated Underlying Funds 19.2% of net assets

Equity Funds 15.6%
International 5.4%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	595,166	5,499,331
Security	Number of Shares	Value ($)
Large-Cap 8.2%
ClearBridge Large Cap Growth Fund, Class IS	39,384	2,168,090
Dodge & Cox Stock Fund	33,263	6,235,172
		8,403,262
Small-Cap 2.0%
ClearBridge Small Cap Growth Fund, Class IS *	54,082	2,068,114
		15,970,707

Fixed-Income Funds 3.6%
Intermediate-Term Bond 2.8%
Baird Aggregate Bond Fund, Institutional Class	21,943	250,367
Loomis Sayles Investment Grade Bond Fund, Class Y	124,817	1,439,140
Metropolitan West Total Return Bond Fund, Class I	108,194	1,204,194
		2,893,701
International Bond 0.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	77,876	845,729
		3,739,430
Total Unaffiliated Underlying Funds
(Cost $19,537,738)		19,710,137
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
JPMorgan Chase Bank
0.95%, 02/03/20 (a)	657,326	657,326
Total Short-Term Investment
(Cost $657,326)		657,326
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 01/31/20	Balance of Shares Held at 01/31/20	Distributions Received*
Laudus International MarketMasters Fund	$14,779,238	$1,010,750	$—	$—	$193,578	$15,983,566	688,353	$300,750
Laudus U.S. Large Cap Growth Fund	6,907,119	850,446	—	—	218,165	7,975,730	346,620	600,445
Schwab Core Equity Fund	12,628,257	735,844	—	—	352,253	13,716,354	610,158	375,845
Schwab Dividend Equity Fund	3,133,035	397,670	—	—	(101,082)	3,429,623	234,584	177,670
Schwab Global Real Estate Fund	4,497,300	383,378	—	—	(151,657)	4,729,021	585,275	209,378
Schwab International Core Equity Fund	9,755,219	1,091,509	—	—	(179,597)	10,667,131	1,079,669	361,508
Schwab S&P 500 Index Fund	13,941,998	753,531	—	—	655,071	15,350,600	310,930	293,531
Schwab Short-Term Bond Index Fund	778,773	4,500	—	—	3,873	787,146	77,475	4,544
Schwab Small-Cap Equity Fund	5,251,592	384,175	—	—	11,699	5,647,466	337,565	6,175
Schwab U.S. Aggregate Bond Index Fund	1,593,363	411,859	—	—	21,374	2,026,596	193,193	11,963
Schwab U.S. Mid-Cap Index Fund	1,579,537	39,929	—	—	40,386	1,659,852	36,536	39,929
Total	$74,845,431	$6,063,591	$—	$—	$1,064,063	$81,973,085		$2,381,738
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$81,973,085	$—	$—	$81,973,085
Unaffiliated Underlying Funds[1]	19,710,137	—	—	19,710,137
Short-Term Investment[1]	—	657,326	—	657,326
Total	$101,683,222	$657,326	$—	$102,340,548
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2060 Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 81.2% of net assets

Equity Funds 79.5%
Global Real Estate 4.7%
Schwab Global Real Estate Fund	103,763	838,404
International 26.9%
Laudus International MarketMasters Fund	123,143	2,859,371
Schwab International Core Equity Fund	193,517	1,911,950
		4,771,321
Large-Cap 40.4%
Laudus U.S. Large Cap Growth Fund	61,774	1,421,424
Schwab Core Equity Fund	107,782	2,422,944
Schwab Dividend Equity Fund	42,947	627,889
Schwab S&P 500 Index Fund	54,497	2,690,502
		7,162,759
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	6,682	303,566
Small-Cap 5.8%
Schwab Small-Cap Equity Fund	61,944	1,036,331
		14,112,381

Fixed-Income Funds 1.7%
Intermediate-Term Bond 1.3%
Schwab U.S. Aggregate Bond Index Fund	21,104	221,384
Short-Term Bond 0.4%
Schwab Short-Term Bond Index Fund	7,463	75,827
Total Affiliated Underlying Funds
(Cost $13,765,840)		14,409,592

Unaffiliated Underlying Funds 18.3% of net assets

Equity Funds 16.0%
International 5.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	111,689	1,032,003
Security	Number of Shares	Value ($)
Large-Cap 8.1%
ClearBridge Large Cap Growth Fund, Class IS	6,104	336,045
Dodge & Cox Stock Fund	5,896	1,105,231
		1,441,276
Small-Cap 2.1%
ClearBridge Small Cap Growth Fund, Class IS *	9,675	369,963
		2,843,242

Fixed-Income Funds 2.3%
Intermediate-Term Bond 1.8%
Baird Aggregate Bond Fund, Institutional Class	395	4,502
Loomis Sayles Investment Grade Bond Fund, Class Y	13,538	156,095
Metropolitan West Total Return Bond Fund, Class I	14,047	156,338
		316,935
International Bond 0.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	8,933	97,014
		413,949
Total Unaffiliated Underlying Funds
(Cost $3,241,410)		3,257,191
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Citibank
0.95%, 02/03/20 (a)	88,410	88,410
Total Short-Term Investment
(Cost $88,410)		88,410
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

Schwab Target 2060 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 01/31/20	Balance of Shares Held at 01/31/20	Distributions Received*
Laudus International MarketMasters Fund	$2,530,622	$383,507	($84,000)	($13,456)	$42,698	$2,859,371	123,143	$52,507
Laudus U.S. Large Cap Growth Fund	1,244,898	178,395	(40,000)	(1,416)	39,547	1,421,424	61,774	107,395
Schwab Core Equity Fund	2,162,028	247,688	(46,000)	(3,409)	62,637	2,422,944	107,782	65,687
Schwab Dividend Equity Fund	542,402	105,567	—	—	(20,080)	627,889	42,947	33,567
Schwab Global Real Estate Fund	769,641	94,798	—	—	(26,035)	838,404	103,763	35,797
Schwab International Core Equity Fund	1,682,737	302,790	(40,000)	(5,924)	(27,653)	1,911,950	193,517	61,790
Schwab S&P 500 Index Fund	2,369,029	312,859	(100,000)	1,315	107,299	2,690,502	54,497	49,859
Schwab Short-Term Bond Index Fund	75,020	433	—	—	374	75,827	7,463	438
Schwab Small-Cap Equity Fund	925,151	111,062	—	—	118	1,036,331	61,944	1,062
Schwab U.S. Aggregate Bond Index Fund	200,897	48,403	(30,000)	383	1,701	221,384	21,104	1,417
Schwab U.S. Mid-Cap Index Fund	274,719	21,944	—	—	6,903	303,566	6,682	6,945
Total	$12,777,144	$1,807,446	($340,000)	($22,507)	$187,509	$14,409,592		$416,464
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$14,409,592	$—	$—	$14,409,592
Unaffiliated Underlying Funds[1]	3,257,191	—	—	3,257,191
Short-Term Investment[1]	—	88,410	—	88,410
Total	$17,666,783	$88,410	$—	$17,755,193
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG98260JAN20